Property, Plant and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment	$ 590,133	$ 696,772
Depreciation expenses	203,787	186,658
Cost of sales	$ 111,373	$ 120,074